Investment Objectives and Goals	Jul. 08, 2025
Tradr 2X Long ASTS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ASTS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ASTS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of AST SpaceMobile, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CEG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CEG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CEG Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Constellation Energy Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CRWV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — 2X Long CRWV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CRWV Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of CoreWeave, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long DDOG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long DDOG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long DDOG Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Datadog, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long GEV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long GEV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long GEV Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of GE Vernova, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long ISRG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ISRG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ISRG Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Intuitive Surgical Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long LRCX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long LRCX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long LRCX Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Lam Research Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long NET Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NET Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NET Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Cloudflare, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long SMR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SMR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SMR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Nuscale Power Corp.. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CEP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CEP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CEP Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Cantor Equity Partners, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.